UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/                                        Bloomfield Hills, MI       8-8-05
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     152
                                            -------------------------

Form 13F Information Table Value Total:     $457,589
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105 4318      59725  SH        SOLE           59725
Alliant Techsystems Inc.       com 018804104 1567      22200  SH        SOLE           22200
Alltel Corporation             com 020039103 2863      45975  SH        SOLE           45975
American International Group   com 026874107 2382      41000  SH        SOLE           41000
American Pacific Corporation   com 028740108  320      40000  SH        SOLE           40000
Ametek Inc.                    com 031100100 1105      26400  SH        SOLE           26400
Anadarko Petroleum Corporation com 032511107 4740      57700  SH        SOLE           57700
Arlington Hospitality, Inc.    com 041560202   48      50000  SH        SOLE           50000
Automatic Data Processing,Inc. com 053015103 2498      70240  SH        SOLE           70240
BB&T Corporation               com 066821109 3397      85000  SH        SOLE           85000
Balchem Corporation            com 057665200 2404      80000  SH        SOLE           80000
Beckman Coulter, Inc.          com 075811109 3948      62100  SH        SOLE           62100
Bed Bath and Beyond Inc.       com 075896100 1625      38900  SH        SOLE           38900
Berkshire Hathaway CLB         com 084670207 1355        487  SH        SOLE           487
Biomet, Inc.                   com 090613100 1804      52100  SH        SOLE           52100
Briggs & Stratton Corp.        com 109043109  284       8200  SH        SOLE           8200
Brookstone Inc.                com 114537103 3858     204368  SH        SOLE           204368
Brown & Brown,Inc.             com 115236101 1820      40500  SH        SOLE           40500
Brunswick Corporation          com 117043109  563      13000  SH        SOLE           13000
Caterpillar Inc.               com 149123101 4322      45350  SH        SOLE           45350
C.R. Bard, Inc.                com 067383109 2002      30100  SH        SOLE           30100
Century Telephone Enterprises  com 156700106 1731      50000  SH        SOLE           50000
Champion Enterprises, Inc.     com 158496109  755      76000  SH        SOLE           76000
Chattem, Inc.                  com 162456107 4575     110500  SH        SOLE           110500
Christopher & Banks Corp.      com 171046105 6734     368800  SH        SOLE           368800
Citigroup Inc.                 com 172967101  269       5816  SH        SOLE           5816
Clarcor Inc.                   com 179895107 2182      74600  SH        SOLE           74600
Coach Inc.                     com 189754104 1051      31300  SH        SOLE           31300
Comerica Inc.                  com 200340107  468       8100  SH        SOLE           8100
Conagra Foods, Inc.            com 205887102  718      31000  SH        SOLE           31000
Core Laboratories N.V.         com N22717107 4240     158100  SH        SOLE           158100
Countrywide Financial
  Corporation                  com 222372104 1150      29800  SH        SOLE           29800
Courier Corporation            com 222660102  384      10000  SH        SOLE           10000
Craftmade International,Inc.   com 22413E104 9717     599800  SH        SOLE           599800
Cubic Corporation              com 229669106 2668     150400  SH        SOLE           150400
Diamond Offshore Drilling, Inc.com 25271C102 2121      39700  SH        SOLE           39700
Diebold Incorporated           com 253651103 5219     115700  SH        SOLE           115700
Dollar Tree Stores, Inc.       com 25674710617600     733350  SH        SOLE           733350
Dominion Resources, Inc.       com 25746u109 1109      15108  SH        SOLE           15108
Donaldson Company, Inc.        com 257651109 1862      61400  SH        SOLE           61400
Dover Corporation              com 260003108 1462      40200  SH        SOLE           40200
Duke Realty Corporation        com 264411505 1171      37000  SH        SOLE           37000
Emerson Electric Co.           com 291011104  878      14019  SH        SOLE           14019
Ethan Allen Interiors Inc.     com 297602104  613      18300  SH        SOLE           18300
Everest Re Group, Ltd.         com 012268483 5691      61200  SH        SOLE           61200
Excelon Corporation            com 30161n101 1078      21000  SH        SOLE           21000
Expeditors International       com 302130109 1863      37400  SH        SOLE           37400
Exxon Mobil Corporation        com 302290101 8167     142103  SH        SOLE           142103
FPL Group, Inc.                com 302571104 1186      28200  SH        SOLE           28200
FactSet Research Systems Inc.  com 303075105 2133      59500  SH        SOLE           59500
Fargo Electronics, Inc.        com 30744p10214409     720800  SH        SOLE           720800
First Data Corporation         com 319963104 5007     124750  SH        SOLE           124750
Fleetwood Enterprises Inc.     com 339099103 2202     217000  SH        SOLE           217000
Fortune Brands Inc.            com 349631101 2992      33700  SH        SOLE           33700
Franklin Electric              com 353514102 1944      50300  SH        SOLE           50300
Furniture Brands International com 36092110013556     627300  SH        SOLE           627300
Gallagher & Co., (Arthur J.)   com 363576109 2452      90400  SH        SOLE           90400
Garmin Ltd.                    com g37260109 1804      42200  SH        SOLE           42200
General Dynamics Corporation   com 36955010811648     106340  SH        SOLE           106340
Gentex Corporation             com 371901109 2866     157500  SH        SOLE           157500
Genuine Parts Company          com 372460105 3608      87800  SH        SOLE           87800
Graco Inc.                     com 384109104 4722     138600  SH        SOLE           138600
Guidant Corp.                  com 401698105 1258      18700  SH        SOLE           18700
H & R Block, Inc.              com 093671105 1628      27900  SH        SOLE           27900
Harley Davidson, Inc.          com 412822108 7643     154100  SH        SOLE           154100
Harris Corporation             com 413875105 1326      42500  SH        SOLE           42500
Health Care Property           com 421915109 2723     100700  SH        SOLE           100700
Henry Schein Inc.              com 806407102  415      10000  SH        SOLE           10000
Hibbett Sporting Goods, Inc.   com 428565105 1355      35800  SH        SOLE           35800
Hillenbrand Industries, Inc.   com 431573104 1536      30380  SH        SOLE           30380
Host Marriott Corp.            com 44107P104  390      22300  SH        SOLE           22300
Huntington Bancshares Inc.     com 446150104  362      15000  SH        SOLE           15000
I. Gordon Corporation          com 382784106  313      16499  SH        SOLE           16499
Input/Output, Inc.             com 45765210511422    1818800  SH        SOLE           1818800
Integrated Circuit Systems, In com 45811k208 1754      85000  SH        SOLE           85000
Johnson & Johnson              com 478160104  213       3292  SH        SOLE           3292
Johnson Controls, Inc.         com 478366107 2476      43956  SH        SOLE           43956
Jones Apparel Group Inc.       com 480074103 6175     198925  SH        SOLE           198925
K-Swiss Inc. - Class A         com 482686102  715      22100  SH        SOLE           22100
Kellogg Corporation            com 487836108 2071      46600  SH        SOLE           46600
Kimberly Clark Corp.           com 316773100  222       3550  SH        SOLE           3550
Landauer, Inc.                 com 51476k103  363       7000  SH        SOLE           7000
Layne Christensen Company      com 521050104 2022     101800  SH        SOLE           101800
Leggett & Platt, Inc.          com 524660107 7373     277400  SH        SOLE           277400
Leucadia National Corporation  com 527288104  574      14850  SH        SOLE           14850
Lifetime Hoan Corporation      com 53192610314539     744462  SH        SOLE           744462
Lincare Holdings Inc.          com 532791100 4249     103900  SH        SOLE           103900
MBIA Inc.                      com 55262C100  474       8000  SH        SOLE           8000
Mackinac Financial Corporation com 554571109  571      37500  SH        SOLE           37500
Manor Care, Inc.               com 564055101 9623     242200  SH        SOLE           242200
Maritrans Inc.                 com 570363101  947      35000  SH        SOLE           35000
Masco Corporation              com 574599106  254       8000  SH        SOLE           8000
Matthews International Corp.   com 577128101  390      10000  SH        SOLE           10000
McCormick & Co. Inc.           com 579780206 1820      55700  SH        SOLE           55700
Meadowbrook Insurance          com 58319p108  594     113300  SH        SOLE           113300
Merck & Co., Inc.              com 589331107  216       7006  SH        SOLE           7006
Mettler-Toledo Intl Inc.       com 592688105 1896      40700  SH        SOLE           40700
Mine Safety Appliances Company com 602720104 6611     143100  SH        SOLE           143100
Mohawk Industries Inc.         com 60819010410509     127380  SH        SOLE           127380
Mylan Laboratories             com 628530107 7798     405300  SH        SOLE           405300
National City Corporation      com 635405103 2327      68200  SH        SOLE           68200
National Dentex Corporation    com 63563h109 1355      75000  SH        SOLE           75000
National Fuel Gas              com 636180101  405      14000  SH        SOLE           14000
Neogen Corporation             com 640491106 3000     209800  SH        SOLE           209800
Newell Rubbermaid Inc.         com 651229106 1120      47000  SH        SOLE           47000
Nobel Learning
  Communities, Inc.            com 654889104  304      35000  SH        SOLE           35000
North Fork Bancorporation, Inc.com 65942410510137     360875  SH        SOLE           360875
Occidental Petroleum Corp.     com 674599105 1569      20400  SH        SOLE           20400
PICO Holdings, Inc.            com 693366205  893      30000  SH        SOLE           30000
Patterson Companies Inc.       com 703395103 1532      34000  SH        SOLE           34000
Patterson-UTI Energy, Inc.     com 703414102 3031     108900  SH        SOLE           108900
Pharmaceutical Holdings, Inc.  com 71712a206  293       4000  SH        SOLE           4000
Pinnacle West Capital Corp.    com 723484101  444      10000  SH        SOLE           10000
Pioneer Natural Resources Co.  com 723787107 3169      75300  SH        SOLE           75300
Plum Creek Timber Company, Inc.com 729251108  675      18600  SH        SOLE           18600
Polaris Industries Inc.        com 731068102 6237     115500  SH        SOLE           115500
ProQuest Company               com 74346P102 4105     125200  SH        SOLE           125200
Pulte Homes Inc.               com 745867101 9636     114375  SH        SOLE           114375
RC2 Corporation                com 749388104 1127      30000  SH        SOLE           30000
Rockwell Collins, Inc.         com 774341101  496      10400  SH        SOLE           10400
Ross Stores, Inc.              com 778296103 8452     292350  SH        SOLE           292350
RPM International, Inc.        com 749685103  913      50000  SH        SOLE           50000
SEI Investments Co.            com 784117103 2013      53900  SH        SOLE           53900
SEMCO Energy, Inc.             com 78412d109 2896     483500  SH        SOLE           483500
STERIS Corporation             com 859152100 8306     322300  SH        SOLE           322300
Schering-Plough                com 806605101  498      26150  SH        SOLE           26150
Simpson Manufacturing Co., Inc.com 829073105 4582     150000  SH        SOLE           150000
Sparton Corp.                  com 847235108 2205     222983  SH        SOLE           222983
Stericycle, Inc.               com 858912108  553      11000  SH        SOLE           11000
Strattec Security Corporation  com 863111100 1171      21500  SH        SOLE           21500
Stryker Corp.                  com 863667101  766      16100  SH        SOLE           16100
Student Loan Corporation       com 863902102 7139      32480  SH        SOLE           32480
Superior Uniform Group Inc.    com 868358102 1104      80000  SH        SOLE           80000
Synovus Financial Corp.        com 87161c105 1436      50100  SH        SOLE           50100
Teleflex Inc.                  com 879369106 2167      36500  SH        SOLE           36500
Tetra Tech, Inc.               com 88162g103  138      10200  SH        SOLE           10200
The Goldman Sachs Group, Inc.  com 38141G104  484       4750  SH        SOLE           4750
The Ryland Group, Inc.         com 783764103  311       4100  SH        SOLE           4100
The Southern Company           com 842587107  539      15550  SH        SOLE           15550
The Stanley Works              com 854616109  546      12000  SH        SOLE           12000
Thor Industries, Inc.          com 88516010112768     406200  SH        SOLE           406200
Toll Brothers Inc.             com 889478103 1087      10700  SH        SOLE           10700
Tractor Supply Company         com 892356106  393       8000  SH        SOLE           8000
Transocean Inc.                com G90078109 4350      80600  SH        SOLE           80600
Unico American Corporation     com 904607108 4727     518945  SH        SOLE           518945
United Bankshares,Inc.         com 909907107  427      12000  SH        SOLE           12000
Washington Real Estate
  Investment Trust             com 939653101 1376      44100  SH        SOLE           44100
Waters Corporation             com 941848103 3739     100600  SH        SOLE           100600
Weyco Group, Inc.              com 962149100  788      40000  SH        SOLE           40000
XTO Energy Inc.                com 98385x106 6751     198628  SH        SOLE           198628
Young Innovations, Inc.        com 987520103 1120      30000  SH        SOLE           30000
Zebra Technologies Corporation com 989207105 3945      90100  SH        SOLE           90100